Segment data (Statement of Cash Flows - Non-financial Services and Financial Services Businesses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities
Net income	¥ 2,434,211	¥ 2,307,904	¥ 1,991,648
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,625,837	1,409,075	1,250,853
Provision for doubtful accounts and credit losses	159,265	78,969	49,718
Pension and severance costs, less payments	8,833	(3,161)	20,654
Losses on disposal of fixed assets	33,329	31,625	28,657
Unrealized losses on available-for-sale securities, net	9,272	2,578	6,197
Deferred income taxes	32,889	(26,887)	(56,279)
Equity in earnings of affiliated companies	(329,099)	(308,545)	(318,376)
Changes in operating assets and liabilities, and other	486,320	194,195	672,963
Net cash provided by operating activities	4,460,857	3,685,753	3,646,035
Cash flows from investing activities
Additions to finance receivables	(13,549,278)	(13,126,596)	(11,953,064)
Collection of and proceeds from sales of finance receivables	13,115,854	12,450,388	11,025,353
Additions to fixed assets excluding equipment leased to others	(1,282,545)	(1,146,318)	(970,021)
Additions to equipment leased to others	(2,776,671)	(2,211,250)	(1,708,670)
Proceeds from sales of fixed assets excluding equipment leased to others	42,147	41,547	39,191
Proceeds from sales of equipment leased to others	1,111,727	803,423	744,339
Purchases of marketable securities and security investments	(2,197,477)	(3,194,294)	(4,738,278)
Proceeds from sales of and maturity of marketable securities and security investments	3,415,815	2,683,001	3,319,327
Changes in investments and other assets, and other	(1,062,116)	(113,391)	(94,425)
Net cash used in investing activities	(3,182,544)	(3,813,490)	(4,336,248)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,845,872	5,029,018	3,890,310
Payments of long-term debt	(4,176,202)	(3,462,237)	(2,988,923)
Increase (decrease) in short-term borrowings	(10,903)	(288,724)	467,976
Proceeds from issuance of class shares	474,917
Dividends paid to Toyota Motor Corporation class shareholders	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(704,728)	(554,933)	(396,030)
Dividends paid to noncontrolling interests	(73,129)	(69,295)	(63,065)
Reissuance (repurchase) of treasury stock	(778,173)	(347,784)	9,212
Net cash provided by (used in) financing activities	(423,571)	306,045	919,480
Effect of exchange rate changes on cash and cash equivalents	(199,871)	65,079	93,606
Net increase (decrease) in cash and cash equivalents	654,871	243,387	322,873
Cash and cash equivalents at beginning of year	2,284,557	2,041,170	1,718,297
Cash and cash equivalents at end of year	2,939,428	2,284,557	2,041,170
Non Financial Services Businesses
Cash flows from operating activities
Net income	2,210,483	2,071,179	1,792,162
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	927,846	844,456	812,957
Provision for doubtful accounts and credit losses	69,029	(1,598)	3,405
Pension and severance costs, less payments	8,300	(5,263)	21,842
Losses on disposal of fixed assets	33,293	31,601	27,925
Unrealized losses on available-for-sale securities, net	3,217	2,565	560
Deferred income taxes	(43,237)	(114,122)	(108,318)
Equity in earnings of affiliated companies	(327,167)	(306,749)	(316,612)
Changes in operating assets and liabilities, and other	386,529	356,269	1,010,360
Net cash provided by operating activities	3,268,293	2,878,338	3,244,281
Cash flows from investing activities
Additions to fixed assets excluding equipment leased to others	(1,265,174)	(1,133,102)	(956,232)
Additions to equipment leased to others	(155,931)	(137,985)	(97,515)
Proceeds from sales of fixed assets excluding equipment leased to others	41,154	40,032	38,311
Proceeds from sales of equipment leased to others	60,989	40,878	35,995
Purchases of marketable securities and security investments	(1,302,965)	(2,530,591)	(4,227,802)
Proceeds from sales of and maturity of marketable securities and security investments	2,471,876	2,198,799	2,813,373
Changes in investments and other assets, and other	(1,371,368)	(114,094)	(118,750)
Net cash used in investing activities	(1,521,419)	(1,636,063)	(2,512,620)
Cash flows from financing activities
Proceeds from issuance of long-term debt	110,691	119,449	121,723
Payments of long-term debt	(71,758)	(100,627)	(169,233)
Increase (decrease) in short-term borrowings	75,990	(47,026)	21,808
Proceeds from issuance of class shares	474,917
Dividends paid to Toyota Motor Corporation class shareholders	(1,225)
Dividends paid to Toyota Motor Corporation common shareholders	(704,728)	(554,933)	(396,030)
Dividends paid to noncontrolling interests	(73,129)	(69,295)	(63,065)
Reissuance (repurchase) of treasury stock	(778,173)	(347,784)	9,212
Net cash provided by (used in) financing activities	(967,415)	(1,000,216)	(475,585)
Effect of exchange rate changes on cash and cash equivalents	(142,301)	27,075	48,375
Net increase (decrease) in cash and cash equivalents	637,158	269,134	304,451
Cash and cash equivalents at beginning of year	1,680,994	1,411,860	1,107,409
Cash and cash equivalents at end of year	2,318,152	1,680,994	1,411,860
Financial Services Business
Cash flows from operating activities
Net income	223,418	236,770	199,517
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	697,991	564,619	437,896
Provision for doubtful accounts and credit losses	90,236	80,567	46,313
Pension and severance costs, less payments	533	2,102	(1,188)
Losses on disposal of fixed assets	36	24	732
Unrealized losses on available-for-sale securities, net	6,055	13	5,636
Deferred income taxes	76,423	87,260	51,995
Equity in earnings of affiliated companies	(1,932)	(1,796)	(1,764)
Changes in operating assets and liabilities, and other	148,376	(191,791)	(269,875)
Net cash provided by operating activities	1,241,136	777,768	469,262
Cash flows from investing activities
Additions to finance receivables	(23,399,113)	(22,325,159)	(20,598,521)
Collection of and proceeds from sales of finance receivables	22,918,132	21,668,847	19,612,456
Additions to fixed assets excluding equipment leased to others	(17,371)	(13,216)	(13,789)
Additions to equipment leased to others	(2,620,740)	(2,073,265)	(1,611,155)
Proceeds from sales of fixed assets excluding equipment leased to others	993	1,515	880
Proceeds from sales of equipment leased to others	1,050,738	762,545	708,344
Purchases of marketable securities and security investments	(894,512)	(663,703)	(510,476)
Proceeds from sales of and maturity of marketable securities and security investments	943,939	484,202	505,954
Changes in investments and other assets, and other	296,788	(9,669)	(4,607)
Net cash used in investing activities	(1,721,146)	(2,167,903)	(1,910,914)
Cash flows from financing activities
Proceeds from issuance of long-term debt	4,815,323	4,960,157	3,780,228
Payments of long-term debt	(4,127,178)	(3,373,842)	(2,831,116)
Increase (decrease) in short-term borrowings	(132,852)	(259,931)	465,731
Net cash provided by (used in) financing activities	555,293	1,326,384	1,414,843
Effect of exchange rate changes on cash and cash equivalents	(57,570)	38,004	45,231
Net increase (decrease) in cash and cash equivalents	17,713	(25,747)	18,422
Cash and cash equivalents at beginning of year	603,563	629,310	610,888
Cash and cash equivalents at end of year	¥ 621,276	¥ 603,563	¥ 629,310